UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     July 05, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $113,983 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            cs                                3476    89575 SH       SOLE                    89575
AMERICAN INT'L GRP          cs                               15032   176828 SH       SOLE                   176828
AOL TIME WARNER             cs                                2252    42500 SH       SOLE                    42500
CISCO SYSTEMS               cs                                9516   522876 SH       SOLE                   522876
COCA COLA                   cs                                4833   107400 SH       SOLE                   107400
COMPAQ                      cs                                3417   223042 SH       SOLE                   223042
DISNEY WALT                 cs                                6167   213450 SH       SOLE                   213450
ELI LILLY                   cs                                4061    54875 SH       SOLE                    54875
EMC                         cs                                1155    39475 SH       SOLE                    39475
GENERAL ELECTRIC            cs                               15476   317447 SH       SOLE                   317447
HOME DEPOT                  cs                                3995    85825 SH       SOLE                    85825
INTEL CORP.                 cs                               15514   530400 SH       SOLE                   530400
JP MORGAN CHASE             cs                                3128    70125 SH       SOLE                    70125
LEHMAN BROS.                cs                                2001    25900 SH       SOLE                    25900
MICROSOFT                   cs                                 458     6275 SH       SOLE                     6275
MINN. MIN. & MANUF.         cs                                2620    22960 SH       SOLE                    22960
MOTOROLA INC.               cs                                1894   114375 SH       SOLE                   114375
NOKIA                       cs                                3035   136775 SH       SOLE                   136775
PFIZER                      cs                               10546   263323 SH       SOLE                   263323
TEXAS INSTRUMENTS           cs                                2361    74025 SH       SOLE                    74025
WORLDCOM INC.               cs                                3046   215875 SH       SOLE                   215875